Asset Retirement Obligations (Notes)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Asset Retirement Obligations
ASSET RETIREMENT OBLIGATIONS

	December 31, 2017	December 31, 2016
Balance, beginning of year	$331,517	$296,002
Liabilities incurred	5,825	5,642
Liabilities settled	(13,471)	(5,616)
Liabilities acquired (1)	22,264	—
Liabilities divested	(19,940)	(10,590)
Accretion	8,682	6,174
Change in estimate (2)	(24,028)	20,402
Changes in discount rates and inflation rates (3)	61,011	20,260
Foreign currency translation	(2,865)	(757)
Balance, end of year	$368,995	$331,517

(1)	Includes $3.2 million related to the acquisition of other heavy oil properties during the year ended December 31, 2017, in addition to amounts related to the property acquisition disclosed in note 4.

(2)	Changes in the estimated costs, the timing of abandonment and reclamation and the status of wells are factors resulting in a change in estimate.

(3)
The change in discount rate includes $64.0 million related to the Peace River property acquisition (note 4). Obligations acquired are initially measured at fair value using a market rate of interest. The revaluation of obligations acquired using the risk-free discount rate results in an increase to the asset retirement obligation.

The Company’s asset retirement obligations are based on its net ownership in wells and facilities. Management estimates the costs to abandon and reclaim the wells and the facilities using existing technology and the estimated time period during which these costs will be incurred in the future. These costs are expected to be incurred over the next 50 years.

The undiscounted amount of estimated cash flow required to settle the asset retirement obligations is $420.3 million (December 31, 2016 - $365.1 million). Based on an inflation rate of 2.00% (December 31, 2016 - 1.75%), the undiscounted amount of estimated future cash flows required to settle the obligation is $756.7 million (December 31, 2016 - 605.4 million).

The discounted amount of estimated cash flow required to settle the asset retirement obligations at December 31, 2017 using an estimated annual inflation rate of 2.00% (December 31, 2016 - 1.75%) and discounted at a risk free rate of 2.50% (December 31, 2016 - 2.25%) is $369.0 million (December 31, 2016 - $331.5 million).